Note 13 - Earnings (loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2010	2011	2012
Net (loss) income	$2,513	$(189,112)	$(63,984)
Less: Undistributed earnings allocated to non-vested shares	$(177)	$-	$-
Net (loss) income available to common shareholders	$2,336	$(189,112)	$(63,984)

Weighted average common shares outstanding, basic	3,075,278	6,304,679	16,989,585

Weighted average common shares outstanding, diluted	3,077,741	6,304,679	16,989,585

(Loss) income per common share, basic and diluted	$0.82	$(30.00)	$(3.77)